PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	July 31, 2022	October 31, 2021
Computer equipment	$18,899	$10,684
Finance lease equipment	544,378	544,378
Manufacturing equipment	609,844	258,791
Leasehold improvements	925,932	-
	2,099,053	813,853
Less: accumulated depreciation and amortization	(176,857)	(107,146)
	1,922,196	706,707

Construction in progress	-	406,709

Total property and equipment, net	$1,922,196	$1,113,416

	October 31, 2021	October 31, 2020
Computer equipment	$10,684	$8,653
Finance lease equipment	544,378	239,595
Manufacturing equipment	258,791	171,430
	813,853	419,678
Less: accumulated depreciation	(107,146)	(54,444)
	706,707	365,234
Construction in progress:
Leasehold improvements	406,709	-
Total property and equipment, net	$1,113,416	$365,234